Revenue and major customers, Information about major customers (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) Vessel	Sep. 30, 2025 USD ($)
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			23
Number of vessels | Vessel			24
Shipping revenues	$ 332,126	$ 107,151	$ 803,230	$ 353,266
Vessels under Construction [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			1
Time Charters [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			12
Spot Market [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			11
Major Customer [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 173,000	$ 78,500	$ 414,700	$ 267,500
Percentage of total revenue	52.00%	73.00%	52.00%	76.00%
Customer One [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 44,800	$ 19,300	$ 102,300	$ 79,700
Customer Two [Member]
Information about Major Customers [Abstract]
Shipping revenues	35,500	18,000	90,100	63,300
Customer Three [Member]
Information about Major Customers [Abstract]
Shipping revenues	34,100	15,000	88,500	44,400
Customer Four [Member]
Information about Major Customers [Abstract]
Shipping revenues	31,600	13,800	68,700	40,200
Customer Five [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 27,100	$ 12,300	$ 65,100	$ 39,900